Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful Life (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Minimum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life	3 years	3 years
Minimum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life	3 years	3 years
Maximum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life	7 years	7 years
Maximum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life	7 years	7 years
Leasehold Improvements [Member]
Property, plant, and equipment, useful life	5 years	5 years
Demo Equipment [Member]
Property, plant, and equipment, useful life	3 years	3 years